Net Income (loss) per Share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Basic:
Net income (loss) from continuing operations	$ (118,224)	(744,090)	386,665	296,386
Net income (loss) from discontinued operations	20,266	127,553	29,665	(17,372)
Less: Net loss attributable to the noncontrolling interests	(50,392)	(317,163)	(5,978)	(21,827)
Net income (loss) attributable to the CNinsure Inc's shareholders	(47,566)	(299,374)	422,308	300,841
Weighted average number of ordinary shares outstanding	1,002,810,673	1,002,810,673	958,029,717	912,497,726
Basic net income (loss) from continuing operations per ordinary share (in RMB or dollars per share)	$ (0.0676)	(0.4257)	0.4098	0.3308
Basic net income (loss) from discontinued operations per ordinary share (in RMB or dollars per share)	$ 0.0202	0.1272	0.0310	(0.0011)
Net income (loss) (in RMB or dollars per share)	$ (0.0474)	(0.2985)	0.4408	0.3297
Basic net income (loss) from continuing operations per ADS (in RMB or dollars per share)	$ (1.3528)	(8.5140)	8.1969	6.6153
Basic net income (loss) from discontinued operations per ADS (in RMB or dollars per share)	$ 0.4042	2.5433	0.6193	(0.0215)
Net income (loss) (in RMB or dollars per ADS)	$ (0.9486)	(5.9707)	8.8162	6.5938
Diluted:
Net income (loss) from continuing operations	(118,224)	(744,090)	386,665	296,386
Net income (loss) from discontinued operations	20,266	127,553	29,665	(17,372)
Less: Net loss attributable to the noncontrolling interests	(50,392)	(317,163)	(5,978)	(21,827)
Net income (loss) attributable to the Company's shareholders		(299,374)	422,308	300,841
Weighted average number of ordinary shares outstanding	1,002,810,673	1,002,810,673	958,029,717	912,497,726
Share options			32,288,811	15,814,586
Weighted average number of diluted shares outstanding	1,002,810,673	1,002,810,673	990,318,528	928,312,312
Diluted net income (loss) from continuing operations per ordinary share (in RMB or dollars per share)	$ (0.0676)	(0.4257)	0.3965	0.3251
Diluted net income (loss) from discontinued operations per ordinary share (in RMB or dollars per share)	$ 0.0202	0.1272	0.0299	(0.0010)
Net income (loss) (in RMB or dollars per share)	$ (0.0474)	(0.2985)	0.4264	0.3241
Diluted net income (loss) from continuing operations per ADS (in RMB or dollars per share)	$ (1.3528)	(8.5140)	7.9297	6.5026
Diluted net income (loss) from discontinued operations per ADS (in RMB or dollars per share)	$ 0.4042	2.5433	0.5991	(0.0211)
Net income (loss) (in RMB or dollars per ADS)	$ (0.9486)	(5.9707)	8.5288	6.4815